Revenue - Summary of Revenue Recognized (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [Abstract]
Telecommunications business	$ 5,952	$ 5,492	$ 6,186
Project business	4,630	6,092	3,973
Others	431	512	404
Contracts with customers revenue recognized	$ 11,013	$ 12,096	$ 10,563